Fair Value Measurements - Narrative (Detail) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Available for sale securities in an unrealized loss position	$ 40,000,000	$ 15,400,000
Available for sale securities, unrealized loss	$ 17,000	$ 7,700